United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Hermes Government Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/29/24

Date of Reporting Period: Six months ended 08/31/23

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2023

Share Class | Ticker	A | FGOAX	C | FGOCX	F | FGOIX	Institutional | GISIX

Federated Hermes Government Income Securities, Inc.
Fund Established 1986

Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from March 1, 2023 through August 31, 2023. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedHermes.com/us offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At August 31, 2023, the Fund’s portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	60.3%
U.S. Treasury Securities	18.5%
Non-Agency Mortgage-Backed Securities	7.8%
Asset-Backed Securities	5.1%
U.S. Government Agency Securities	4.9%
U.S. Government Agency Commercial Mortgage-Backed Securities	1.6%
Derivative Contracts	0.0%
Cash Equivalents[2]	1.4%
Other Assets and Liabilities—Net[3]	0.4%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities and derivatives in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2023 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— 59.7%
	Federal Home Loan Mortgage Corporation— 20.0%
$1,380,264	2.000%, 4/1/2036	$ 1,218,480
929,993	2.000%, 1/1/2052	749,036
1,659,392	2.000%, 1/1/2052	1,327,175
2,812,597	2.500%, 4/1/2052	2,355,693
2,508,128	2.500%, 10/1/2051	2,087,360
445,405	3.000%, 5/1/2046	394,027
1,674,364	3.000%, 11/1/2051	1,458,203
122,799	3.500%, 12/1/2047	111,398
431,869	3.500%, 6/1/2052	391,772
1,600,501	3.500%, 7/1/2052	1,443,401
147,124	4.000%, 12/1/2047	137,900
525,398	4.000%, 4/1/2052	489,862
479,752	4.000%, 11/1/2052	443,301
2,730	4.500%, 4/1/2024	2,711
849,943	4.500%, 11/1/2037	827,983
172,442	4.500%, 9/1/2039	167,642
896,059	4.500%, 5/1/2053	852,709
346,493	5.000%, 1/1/2034	343,564
110,804	5.000%, 5/1/2034	109,858
34,229	5.000%, 1/1/2036	34,036
84,376	5.000%, 4/1/2036	83,871
32,045	5.000%, 4/1/2040	32,010
88,164	5.000%, 5/1/2040	88,054
103,628	5.000%, 7/1/2040	103,495
72,379	5.500%, 3/1/2029	72,008
601,167	5.500%, 5/1/2034	605,480
42,744	5.500%, 11/1/2037	43,365
448,422	5.500%, 5/1/2038	448,740
36,513	6.000%, 4/1/2036	37,387
3	7.000%, 9/1/2030	3
25,700	7.000%, 1/1/2032	26,782
59,271	7.000%, 1/1/2032	61,850
38,960	7.000%, 4/1/2032	40,543
36,095	7.000%, 4/1/2032	37,686
99,550	7.000%, 4/1/2032	103,544
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES— continued
	Federal Home Loan Mortgage Corporation— continued
$ 44,595	8.000%, 2/1/2031	$ 46,956
	TOTAL	16,777,885
	Federal National Mortgage Association— 37.7%
3,848,941	2.000%, 7/1/2050	3,086,787
2,685,265	2.000%, 5/1/2051	2,147,664
902,436	2.000%, 7/1/2051	722,610
7,052,504	2.000%, 2/1/2052	5,638,360
602,649	2.500%, 10/1/2051	503,054
3,042,736	2.500%, 1/1/2052	2,529,429
829,122	2.500%, 2/1/2052	697,023
930,097	2.500%, 5/1/2052	774,644
110,235	3.000%, 2/1/2047	97,554
2,096,933	3.000%, 2/1/2048	1,841,945
1,536,332	3.000%, 5/1/2051	1,324,547
1,082,448	3.000%, 6/1/2052	940,335
253,082	3.500%, 4/1/2026	246,681
1,502,769	3.500%, 8/1/2037	1,417,693
1,532,672	3.500%, 9/1/2037	1,445,904
172,466	3.500%, 12/1/2047	156,615
1,694,715	3.500%, 1/1/2048	1,540,018
1,590,963	3.500%, 11/1/2050	1,449,838
656,549	3.500%, 6/1/2052	590,257
138,512	4.000%, 9/1/2048	129,524
489,777	4.000%, 4/1/2053	452,372
1,708,783	4.000%, 5/1/2053	1,582,020
34,202	4.500%, 10/1/2040	33,251
114,036	4.500%, 4/1/2041	110,864
942,841	4.500%, 2/1/2053	894,870
158	5.000%, 12/1/2023	157
227,539	5.000%, 7/1/2034	225,676
67,575	5.500%, 1/1/2036	68,383
128,489	5.500%, 9/1/2034	129,639
63,136	5.500%, 4/1/2036	63,900
231,133	5.500%, 4/1/2036	233,842
18,189	6.000%, 9/1/2037	18,707
25,272	6.000%, 11/1/2037	26,025
254,967	6.000%, 11/1/2037	263,125
70,394	7.500%, 7/1/2028	71,855
120,897	7.500%, 2/1/2030	124,975
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES— continued
		Federal National Mortgage Association— continued
$ 6,251		8.000%, 2/1/2030	$ 6,534
5,202		8.000%, 10/1/2030	5,424
		TOTAL	31,592,101
		Government National Mortgage Association— 0.0%
15		6.000%, 5/15/2024	15
3,612		7.000%, 1/15/2028	3,655
3,153		7.000%, 3/15/2028	3,175
3,772		7.000%, 10/15/2028	3,831
13,821		7.500%, 1/15/2031	14,373
1,101		7.500%, 7/15/2029	1,123
724		7.500%, 8/15/2029	741
		TOTAL	26,913
		Uniform Mortgage-Backed Securities, TBA— 2.0%
1,700,000	[1]	6.000%, 9/20/2053	1,705,371
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $51,166,901)	50,102,270
		U.S. TREASURIES— 18.5%
		U.S. Treasury Bonds— 6.7%
500,000		2.375%, 5/15/2051	347,344
1,100,000		2.500%, 2/15/2046	799,207
2,900,000		3.375%, 5/15/2044	2,486,750
300,000		3.625%, 5/15/2053	270,563
300,000		4.000%, 11/15/2052	289,472
500,000		4.125%, 8/15/2053	493,281
450,000		4.375%, 5/15/2040	455,133
500,000		6.000%, 2/15/2026	514,552
		TOTAL	5,656,302
		U.S. Treasury Notes— 11.8%
250,000		0.250%, 8/31/2025	228,195
3,800,000		0.750%, 1/31/2028	3,259,242
1,500,000		1.625%, 5/15/2026	1,387,159
1,000,000		2.375%, 3/31/2029	906,440
500,000		2.625%, 7/31/2029	457,817
1,500,000		3.375%, 5/15/2033	1,413,047
1,000,000		3.500%, 1/31/2028	966,836
600,000		3.500%, 1/31/2030	575,403
750,000		3.500%, 4/30/2030	719,063
		TOTAL	9,913,202
		TOTAL U.S. TREASURIES (IDENTIFIED COST $15,823,366)	15,569,504
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS— 8.4%
		Federal Home Loan Mortgage Corporation— 0.1%
$ 86,488	[2]	REMIC, Series 3331, Class FC, 5.732% (30-DAY AVERAGE SOFR +0.544%), 6/15/2037	$ 84,413
		Government National Mortgage Association— 0.5%
443,026		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	409,625
		Non-Agency Mortgage-Backed Securities— 7.8%
73,887		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	7,239
86,660		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	76,370
1,044,220		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	828,034
532,697		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	456,704
1,256,802	[2]	JP Morgan Mortgage Trust 2021-1, Class A11, 5.719% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	1,152,119
1,373,190		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	1,124,890
1,354,237		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	1,065,404
1,249,417		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	982,940
1,076,397		Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	853,549
		TOTAL	6,547,249
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,270,020)	7,041,287
		ASSET-BACKED SECURITIES— 5.1%
		Auto Receivables— 0.8%
394,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	382,875
297,047		Chase Auto Owner Trust 2022-AA, Class A2, 3.860%, 10/27/2025	295,119
		TOTAL	677,994
		Single Family Rental Securities— 1.1%
648,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	544,724
426,471		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	401,783
		TOTAL	946,507
		Student Loans— 3.2%
226,750		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	202,837
425,480		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	376,029
281,340		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	256,657
641,257		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	540,442
821,123		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	709,752
582,078	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.524% (CME Term SOFR 1 Month +1.214%), 7/15/2053	576,052
		TOTAL	2,661,769
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,735,938)	4,286,270
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	GOVERNMENT AGENCIES— 4.9%
	Federal Home Loan Bank System— 2.4%
$2,000,000	5.000%, 2/28/2025	$ 1,999,575
	Tennessee Valley Authority Bonds— 2.5%
2,200,000	2.875%, 2/1/2027	2,082,991
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $4,197,356)	4,082,566
	COMMERCIAL MORTGAGE-BACKED SECURITIES— 1.6%
	Agency Commercial Mortgage-Backed Securities— 1.6%
467,000	FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	430,756
1,000,000	FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	906,399
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,349,088)	1,337,155
	INVESTMENT COMPANY— 1.4%
1,145,582	Federated Hermes Government Obligations Fund, Premier Shares, 5.23%[3] (IDENTIFIED COST $1,145,582)	1,145,582
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $86,688,251)[4]	83,564,634
	OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	305,062
	TOTAL NET ASSETS—100%	$83,869,696
At August 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	12	$2,445,656	December 2023	$7,844
United States Treasury Notes 10-Year Long Futures	15	$1,665,469	December 2023	$14,321
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$22,165
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended August 31, 2023, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 2/28/2023	$1,878,069
Purchases at Cost	$10,133,365
Proceeds from Sales	$(10,865,852)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 8/31/2023	$1,145,582
Shares Held as of 8/31/2023	1,145,582
Dividend Income	$27,551

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $86,601,327.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2023.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of August 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$50,102,270	$—	$50,102,270
U.S. Treasuries	—	15,569,504	—	15,569,504
Collateralized Mortgage Obligations	—	7,041,287	—	7,041,287
Asset-Backed Securities	—	4,286,270	—	4,286,270
Government Agencies	—	4,082,566	—	4,082,566
Commercial Mortgage-Backed Securities	—	1,337,155	—	1,337,155
Investment Company	1,145,582	—	—	1,145,582
TOTAL SECURITIES	$1,145,582	$82,419,052	$—	$83,564,634
Other Financial Instruments:[1]
Assets	$22,165	$—	$—	$22,165
TOTAL OTHER FINANCIAL INSTRUMENTS	$22,165	$—	$—	$22,165

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2023	Year Ended February 28 or 29,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.57	$8.60	$9.05	$9.12	$8.59	$8.57
Income From Investment Operations:
Net investment income (loss)[1]	0.10	0.16	0.12	0.12	0.19	0.19
Net realized and unrealized gain (loss)	(0.11)	(1.04)	(0.44)	(0.04)	0.53	0.02
Total From Investment Operations	(0.01)	(0.88)	(0.32)	0.08	0.72	0.21
Less Distributions:
Distributions from net investment income	(0.09)	(0.15)	(0.13)	(0.15)	(0.19)	(0.19)
Net Asset Value, End of Period	$7.47	$7.57	$8.60	$9.05	$9.12	$8.59
Total Return[2]	(0.18)%	(10.24)%	(3.55)%	0.81%	8.50%	2.50%
Ratios to Average Net Assets:
Net expenses[3]	1.00%[4]	1.00%	1.00%	1.00%	1.00%	1.01%
Net investment income	2.60%[4]	2.05%	1.33%	1.29%	2.18%	2.21%
Expense waiver/reimbursement[5]	0.40%[4]	0.35%	0.32%	0.25%	0.25%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,292	$17,276	$23,411	$27,462	$40,936	$28,764
Portfolio turnover[6]	49%	89%[7]	241%	197%	71%	70%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	49%	84%	63%	41%	59%	70%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
7	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2023	Year Ended February 28 or 29,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.59	$8.62	$9.06	$9.13	$8.59	$8.58
Income From Investment Operations:
Net investment income (loss)[1]	0.07	0.10	0.05	0.05	0.13	0.13
Net realized and unrealized gain (loss)	(0.11)	(1.04)	(0.43)	(0.05)	0.54	0.01
Total From Investment Operations	(0.04)	(0.94)	(0.38)	—	0.67	0.14
Less Distributions:
Distributions from net investment income	(0.06)	(0.09)	(0.06)	(0.07)	(0.13)	(0.13)
Net Asset Value, End of Period	$7.49	$7.59	$8.62	$9.06	$9.13	$8.59
Total Return[2]	(0.57)%	(10.91)%	(4.18)%	0.04%	7.80%	1.60%
Ratios to Average Net Assets:
Net expenses[3]	1.75%[4]	1.75%	1.75%	1.76%	1.76%	1.76%
Net investment income	1.84%[4]	1.28%	0.58%	0.51%	1.42%	1.47%
Expense waiver/reimbursement[5]	0.40%[4]	0.34%	0.32%	0.25%	0.24%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,840	$2,900	$5,358	$15,627	$12,670	$9,396
Portfolio turnover[6]	49%	89%[7]	241%	197%	71%	70%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	49%	84%	63%	41%	59%	70%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
7	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2023	Year Ended February 28 or 29,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$7.56	$8.58	$9.03	$9.10	$8.57	$8.55
Income From Investment Operations:
Net investment income (loss)[1]	0.10	0.16	0.12	0.12	0.19	0.19
Net realized and unrealized gain (loss)	(0.11)	(1.03)	(0.44)	(0.04)	0.53	0.02
Total From Investment Operations	(0.01)	(0.87)	(0.32)	0.08	0.72	0.21
Less Distributions:
Distributions from net investment income	(0.09)	(0.15)	(0.13)	(0.15)	(0.19)	(0.19)
Net Asset Value, End of Period	$7.46	$7.56	$8.58	$9.03	$9.10	$8.57
Total Return[2]	(0.17)%	(10.13)%	(3.54)%	0.82%	8.52%	2.51%
Ratios to Average Net Assets:
Net expenses[3]	0.98%[4]	0.99%	0.99%	0.99%	1.00%	1.00%
Net investment income	2.62%[4]	2.07%	1.34%	1.30%	2.19%	2.21%
Expense waiver/reimbursement[5]	0.40%[4]	0.35%	0.32%	0.25%	0.25%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$61,961	$66,214	$85,090	$102,496	$108,006	$109,477
Portfolio turnover[6]	49%	89%[7]	241%	197%	71%	70%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	49%	84%	63%	41%	59%	70%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
7	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2023	Year Ended February 28 or 29,		Period Ended 2/28/2021[1]
		2023	2022
Net Asset Value, Beginning of Period	$7.55	$8.58	$9.03	$9.24
Income From Investment Operations:
Net investment income (loss)[2]	0.11	0.18	0.14	0.11
Net realized and unrealized gain (loss)	(0.11)	(1.04)	(0.44)	(0.17)
Total From Investment Operations	—	(0.86)	(0.30)	(0.06)
Less Distributions:
Distributions from net investment income	(0.10)	(0.17)	(0.15)	(0.15)
Net Asset Value, End of Period	$7.45	$7.55	$8.58	$9.03
Total Return[3]	(0.06)%	(10.04)%	(3.31)%	(0.69)%
Ratios to Average Net Assets:
Net expenses[4]	0.75%[5]	0.75%	0.75%	0.75%[5]
Net investment income	2.86%[5]	2.32%	1.57%	1.37%[5]
Expense waiver/reimbursement[6]	0.40%[5]	0.35%	0.32%	0.26%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,776	$3,310	$3,619	$1,544
Portfolio turnover[7]	49%	89%[8]	241%	197%[9]
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[7]	49%	84%	63%	41%[9]

1	Reflects operations for the period from April 28, 2020 (commencement of operations) to February 28, 2021.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover showed a significant decline from the prior year as a result of a reduction in the prepayment of mortgages due to increasing rates.
9	Portfolio turnover is calculated at the fund level. Percentages indicated were calculated for the fiscal period ended February 28, 2021.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2023 (unaudited)

Assets:
Investment in securities, at value including $1,145,582 of investments in affiliated holdings* (identified cost $86,688,251, including $1,145,582 of identified cost in affiliated holdings)	$83,564,634
Due from broker (Note 2)	63,500
Income receivable	281,674
Income receivable from affiliated holdings	4,652
Receivable for investments sold	4,273,426
Receivable for shares sold	17,971
Total Assets	88,205,857
Liabilities:
Payable for investments purchased	4,116,284
Payable for shares redeemed	74,044
Payable for variation margin on futures contracts	15,632
Income distribution payable	48,192
Payable for investment adviser fee (Note 5)	310
Payable for administrative fee (Note 5)	178
Payable for distribution services fee (Note 5)	1,163
Payable for other service fees (Notes 2 and 5)	19,800
Accrued expenses (Note 5)	60,558
Total Liabilities	4,336,161
Net assets for 11,241,097 shares outstanding	$83,869,696
Net Assets Consist of:
Paid-in capital	$99,243,791
Total distributable earnings (loss)	(15,374,095)
Total Net Assets	$83,869,696
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($14,291,997 ÷ 1,912,195 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$7.47
Offering price per share (100/95.50 of $7.47)	$7.82
Redemption proceeds per share	$7.47
Class C Shares:
Net asset value per share ($1,840,389 ÷ 245,764 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$7.49
Offering price per share	$7.49
Redemption proceeds per share (99.00/100 of $7.49)	$7.42
Class F Shares:
Net asset value per share ($61,961,318 ÷ 8,307,939 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$7.46
Offering price per share (100/99.00 of $7.46)	$7.54
Redemption proceeds per share (99.00/100 of $7.46)	$7.39
Institutional Shares:
Net asset value per share ($5,775,992 ÷ 775,199 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$7.45
Offering price per share	$7.45
Redemption proceeds per share	$7.45

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended August 31, 2023 (unaudited)

Investment Income:
Interest	$1,564,113
Dividends received from affiliated holdings*	27,551
TOTAL INCOME	1,591,664
Expenses:
Investment adviser fee (Note 5)	242,204
Administrative fee (Note 5)	35,363
Custodian fees	7,271
Transfer agent fees	63,885
Directors’/Trustees’ fees (Note 5)	3,755
Auditing fees	19,650
Legal fees	5,710
Portfolio accounting fees	65,429
Distribution services fee (Note 5)	9,150
Other service fees (Notes 2 and 5)	96,569
Share registration costs	32,436
Printing and postage	15,256
Miscellaneous (Note 5)	16,781
TOTAL EXPENSES	613,459
Waiver of investment adviser fee (Note 5)	(175,303)
Net expenses	438,156
Net investment income	1,153,508
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(3,619,891)
Net realized loss on futures contracts	(185,656)
Net change in unrealized depreciation of investments	2,544,442
Net change in unrealized appreciation of futures contracts	22,165
Net realized and unrealized gain (loss) on investments and futures contracts	(1,238,940)
Change in net assets resulting from operations	$(85,432)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2023	Year Ended 2/28/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,153,508	$2,053,005
Net realized gain (loss)	(3,805,547)	(6,740,379)
Net change in unrealized appreciation/depreciation	2,566,607	(6,994,739)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(85,432)	(11,682,113)
Distributions to Shareholders:
Class A Shares	(169,049)	(376,601)
Class C Shares	(17,754)	(44,036)
Class F Shares	(745,868)	(1,432,796)
Institutional Shares	(73,675)	(68,617)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,006,346)	(1,922,050)
Share Transactions:
Proceeds from sale of shares	4,105,484	7,710,213
Net asset value of shares issued to shareholders in payment of distributions declared	722,779	1,380,426
Cost of shares redeemed	(9,566,754)	(23,263,544)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,738,491)	(14,172,905)
Change in net assets	(5,830,269)	(27,777,068)
Net Assets:
Beginning of period	89,699,965	117,477,033
End of period	$83,869,696	$89,699,965
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2023 (unaudited)
1. ORGANIZATION
Federated Hermes Government Income Securities, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Semi-Annual Shareholder Report

Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred
Semi-Annual Shareholder Report

securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver of $175,303 is disclosed in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Semi-Annual Shareholder Report

For the six months ended August 31, 2023, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$18,861
Class C Shares	3,050
Class F Shares	74,658
TOTAL	$96,569
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2023, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2023, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have
Semi-Annual Shareholder Report

market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $3,061,502. This is based on amounts held as of each month-end throughout the six-month period.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Semi-Annual Shareholder Report

As of August 31, 2023, the Fund had no outstanding securities on loan.
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(22,165)*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2023
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(185,656)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$22,165
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 8/31/2023		Year Ended 2/28/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	95,238	$727,643	276,768	$2,202,565
Shares issued to shareholders in payment of distributions declared	19,361	147,412	42,700	334,158
Shares redeemed	(483,513)	(3,741,195)	(759,992)	(5,975,992)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(368,914)	$(2,866,140)	(440,524)	$(3,439,269)
	Six Months Ended 8/31/2023		Year Ended 2/28/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,263	$24,903	441,346	$3,628,653
Shares issued to shareholders in payment of distributions declared	2,323	17,754	5,612	44,037
Shares redeemed	(142,018)	(1,086,442)	(686,580)	(5,513,370)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(136,432)	$(1,043,785)	(239,622)	$(1,840,680)
	Six Months Ended 8/31/2023		Year Ended 2/28/2023
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	15,351	$116,940	115,751	$912,174
Shares issued to shareholders in payment of distributions declared	66,333	504,087	124,528	971,776
Shares redeemed	(534,423)	(4,062,400)	(1,391,120)	(10,866,534)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(452,739)	$(3,441,373)	(1,150,841)	$(8,982,584)
Semi-Annual Shareholder Report

	Six Months Ended 8/31/2023		Year Ended 2/28/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	419,042	$3,235,998	126,408	$966,821
Shares issued to shareholders in payment of distributions declared	7,054	53,526	3,930	30,455
Shares redeemed	(89,179)	(676,717)	(113,941)	(907,648)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARES TRANSACTIONS	336,917	$2,612,807	16,397	$89,628
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(621,168)	$(4,738,491)	(1,814,590)	$(14,172,905)
4. FEDERAL TAX INFORMATION
At August 31, 2023, the cost of investments for federal tax purposes was $86,601,327. The net unrealized depreciation of investments for federal tax purposes was $3,014,528. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $341,941 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,356,469. The amounts presented are inclusive of derivative contracts.
As of February 28, 2023, the Fund had a capital loss carryforward of $8,699,180 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$7,069,625	$1,629,555	$8,699,180
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.55% of the Fund’s average daily net assets. Prior to July 1, 2022, the Investment Adviser Fee was 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2023, the Adviser voluntarily waived $175,303 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the six months ended August 31, 2023, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2023, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$9,150
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2023, FSC retained $416 of fees paid by the Fund. For the six months ended August 31, 2023, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. FSC also retained $184 of CDSC relating to redemptions of Class F Shares.
Other Service Fees
For the six months ended August 31, 2023, FSSC received $12,108 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.00%, 1.75%, 1.00% and 0.75% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2023, were as follows:
Purchases	$—
Sales	$1,091,073
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan
Semi-Annual Shareholder Report

is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of August 31, 2023, the Fund had no outstanding loans. During the six months ended August 31, 2023, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2023, there were no outstanding loans. During the six months ended August 31, 2023, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s
Semi-Annual Shareholder Report

investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023 to August 31, 2023.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2023	Ending Account Value 8/31/2023	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$998.20	$5.04
Class C Shares	$1,000	$994.30	$8.80
Class F Shares	$1,000	$998.30	$4.94
Institutional Shares	$1,000	$999.40	$3.78
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.16	$5.09
Class C Shares	$1,000	$1,016.38	$8.89
Class F Shares	$1,000	$1,020.27	$4.99
Institutional Shares	$1,000	$1,021.42	$3.82

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.00%
Class C Shares	1.75%
Class F Shares	0.98%
Institutional Shares	0.75%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2023
Federated Hermes Government Income Securities, Inc. (the “Fund”)
At its meetings in May 2023 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors
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deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to managing the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Semi-Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders and such shareholders in the marketplace, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted that the significant acquisition of Hermes Fund Managers Limited by Federated Hermes has deepened Federated Hermes’ investment management expertise and capabilities and its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the
Semi-Annual Shareholder Report

Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the implementation of new rules on derivatives risk management and fair valuation.
The Board also considered the implementation of Federated Hermes’ business continuity plans. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain
Semi-Annual Shareholder Report

Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered in the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2022. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds with comparable investment programs more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are
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readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In 2022, the Board approved a reduction of 5 basis points in the contractual advisory fee.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Semi-Annual Shareholder Report

Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of determining economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information
Semi-Annual Shareholder Report

security programs; internal audit and risk management functions; and technology and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Government Income Securities, Inc. (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”) has adopted and implemented a liquidity risk management program (the “Program”) for the Fund. The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Fund (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator (the “Administrator”) for the Program with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2023, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2022 through March 31, 2023 (the “Period”). The Report addressed the operation of the Program and assessed the adequacy and effectiveness of its implementation, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and
Semi-Annual Shareholder Report

the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, any alternative funding sources that were available to the Federated Hermes Funds during the Period, such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments, and the results of the Administrator’s evaluation of the services performed by the vendor in support of this process, including the Administrator’s view that the methodologies utilized by the vendor continue to be appropriate;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period, and, therefore, was not required to establish, and has not established, an HLIM and the operation of the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the operation of the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk, if any, caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedHermes.com/us/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedHermes.com/us.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Government Income Securities, Inc.
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313912206
CUSIP 313912404
CUSIP 313912107
CUSIP 313912602
8092706 (10/23)
© 2023 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Government Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2023